Income Taxes (Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
The Netherlands	€ (70,263)	€ (3,450)	€ (48,177)
Other countries	136,994	356,305	333,639
Earnings before income taxes	€ 66,731	€ 352,855	€ 285,462